Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Total		Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 25, 2017		$ 17,493			$ 93,348	$ 19,060	$ (93,882)	$ (1,033)
Beginning Balance, Shares at Mar. 25, 2017				17,960,881
Net income (loss)		14,095					14,095
Cumulative translation adjustment		907	[1]					907	[2]
Total comprehensive income (loss)		15,002
Re-classification to Net income from discontinued operations		(193)				(193)
Compensation expense resulting from stock options and stock appreciation rights granted to Management		175				175
Ending Balance at Mar. 31, 2018		$ 32,477			93,348	19,042	(79,787)	(126)
Ending Balance, Shares at Mar. 31, 2018		17,960,881		17,960,881
Net income (loss)		$ (18,686)					(18,686)
Cumulative translation adjustment		(86)	[1]					(86)	[2]
Total comprehensive income (loss)		(18,772)
Exercise of stock options		$ 0
Exercise of stock options, Shares		0
Compensation expense resulting from stock options and stock appreciation rights granted to Management		$ 78				78
Ending Balance at Mar. 30, 2019		$ 13,783			93,348	19,120	(98,473)	(212)
Ending Balance, Shares at Mar. 30, 2019		17,960,881		17,960,881
Net income (loss)		$ (12,779)					(12,779)
Cumulative translation adjustment		(15)	[1]					(15)	[2]
Total comprehensive income (loss)		(12,794)
Exercise of stock options		$ 10			20	(10)
Exercise of stock options, Shares		10,000		10,000
Compensation expense resulting from stock options and stock appreciation rights granted to Management		$ 21				21
Cumulative effect of adjustment from adoption Of a new accounting standard | Accounting Standards Update 2016-02 [Member]	[3]	2,390					2,390
Ending Balance at Mar. 28, 2020		$ 3,410			$ 93,368	$ 19,131	$ (108,862)	$ (227)
Ending Balance, Shares at Mar. 28, 2020		17,970,881		17,970,881

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).
[3]	As described in Note 2 (p).